TRADE AND OTHER RECEIVABLES - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 1,082	$ 1,104	$ 1,056
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	493	527	418
Sterling
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	41	45	54
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	211	201	212
Other
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 337	$ 331	$ 372